COMMITMENTS AND CONTINGENCIES (Details Narrative)		12 Months Ended
	Sep. 28, 2022 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Area of Land | ft²	2,201
Operating lease, description	The Lease Agreement has a term of thirty-eight (38) months and has a monthly base rent of $5,777.63, or $31.50 per square foot, the from months 3-18 and increases at the rate of $1 per square foot per annum until the end of the lease term
Lease term	38 months
Base rent	$ 5,777.63
Percentage of proportionate rent	2.45%
Percentage of incremental borrowing rate	8.00%
Operating Lease, Right-of-Use Asset		$ 119,262	$ 174,241
Operating Lease, Liability		128,679
Operating Lease, Cost		65,274
Asset Impairment Charges		$ 0
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base rent	$ 16,942